Long-term bank loans	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

9. Long-term bank loans

Long-term bank loans as of December 31, 2010 and 2011 consisted of the following:

	December 31,	December 31,
	2010	2011
	US$	US$
Loan from ICBC,
Due November 2, 2013 at 5.60% per annum	7,549,791	—
Due October 18, 2013 at 6.65% per annum	—	3,967,687
Due October 18, 2013 at 6.40% per annum	—	19,838,436
Due November 2, 2013 at 7.98% per annum	—	14,283,674
	7,549,791	38,089,797

Loan from Guangdong Development Bank
Due March 2, 2012, at 5.40% per annum	10,569,707	—
Due March 2, 2012, at 5.40% per annum	9,059,749	—
Due June 1, 2012, at 5.40% per annum	10,569,707	—
Due February 10, 2013, at 5.13% per annum	19,120,869	—
Due February 10, 2013, at 5.32% per annum	13,343,341	—
Due January 19, 2013, at 5.85% per annum		12,696,599
Due January 24, 2013, at 6.65% per annum		2,539,320
Due June 28, 2013, at 7.32% per annum		7,935,374
Due June 30, 2013, at 7.32% per annum		2,698,027
	62,663,373	25,869,320

Loan from Bank of China
Due May 26, 2013, at 7.65% per annum		9,522,449
		9,522,449

Total long-term bank loans	70,213,164	73,481,566

As of December 31 2011, the contractual maturities of these loans are as follows:

Year	Amount
US$
2012	172,039,312
2013	73,481,566
Less: short-term loans (Note 8)	(172,039,312)
Total long-term bank loans	73,481,566

As of December 31, 2011, the Group’s long term bank loans are all denominated in RMB and are mainly secured by the Group’s real estate properties under development with net book value of US$17,887,674 (December 31, 2010: US$263,249,385) and land use right with net book value of US$84,556,026 (December 31, 2010: US$ nil).

The interest rates of these bank loans are adjustable based on the range of 95% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2011 was 6.93% (December 31, 2010: 5.33%).